LEASES (Table)	12 Months Ended
Dec. 31, 2023
LEASES
Summary of information related to operating leases

	As of December 31,
	2022	2023
	US$	US$
Assets
Operating lease right-of-use assets	191,877	365,103
Liabilities
Current portion of operating lease liabilities	151,983	195,955
Operating lease liabilities	53,834	173,660
Weighted average remaining lease term (years)	1.3	2.1
Weighted average discount rate	4.6%	4.4%

Summary of information related to operating lease activity

	For the Year Ended December 31,
	2022	2023
	US$	US$
Operating lease rental expense
Amortization of right-of-use assets	283,276	216,305
Expense for short-term leases within 12 months	34,729	13,514
Interest of lease liabilities	20,259	12,100
	338,264	241,919

Summary of maturities of lease liabilities

	As of December 31,
	2022	2023
	US$
2023	157,603	—
2024	54,823	207,155
2025	—	123,546
2026	—	55,499
Total undiscounted lease payments	212,426	386,200
Less: imputed interest	(6,609)	(16,585)
Total lease liabilities	205,817	369,615